Stockholders Equity - Narrative (FY) (Details) $ / shares in Units, $ in Thousands																	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 15, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Jan. 12, 2024 USD ($) $ / shares shares	Nov. 09, 2023 USD ($) $ / shares shares	Nov. 08, 2023 shares	Oct. 04, 2023 USD ($)	Oct. 02, 2023 USD ($) $ / shares shares	Sep. 11, 2023 USD ($)	Sep. 07, 2023 USD ($) $ / shares shares	Aug. 22, 2023 $ / shares shares	Feb. 27, 2023 USD ($)	Feb. 23, 2023 $ / shares shares	Sep. 28, 2022 USD ($)	Aug. 13, 2021 $ / shares shares	Aug. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 06, 2023 $ / shares shares	Oct. 01, 2023	Sep. 10, 2023	Mar. 31, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of stock authorized (in shares)										274,312,500
Preferred stock, number of shares authorized (in shares)																	20,000,000			20,000,000		20,000,000	20,000,000
Preferred stock, par value (in dollars per share) | $ / shares																	$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Number of warrants exercised on net basis (in shares)				2,904,269
Exercise price (in dollars per share) | $ / shares			$ 0.96	$ 2
Warrant term (years)		5 years	5 years														5 years			5 years		5 years
Proceeds from issuance of warrants | $	$ 2,400	$ 3,500	$ 3,600	$ 6,500			$ 3,600		$ 4,600		$ 9,300
Offering fees and other expenses payable | $				$ 500
Warrants consideration (in dollars per share) | $ / shares				$ 0.25
Proceeds from exercise of warrants | $				$ 6,000																		$ 7,881	$ 0
Shares issued upon exercise of warrant (in shares)					1,188,269
Number of warrants outstanding (in shares)					1,716,000
Aggregate cost | $	2,800	4,000	4,000				4,000		5,000		10,000
Agent fees and other offering costs | $	$ 300	$ 500	$ 400				$ 400		$ 400		700									$ 1,137	$ 1,135	2,048	0
Equity related to warrants | $																	$ 2,443
Percentage of equity interest sold by co-founders																100.00%
Additional payments owed to co-founders | $											10,000					$ 10,000
Minimum proceeds from sale of business and other capital raising transactions | $																250,000
Additional funding received in connection with business combination | $											247,300				$ 247,300
Payment of liability | $																			$ 10,000
Change in fair value of warrant liability | $																	$ 0	$ (221)		$ 0	$ (559)	(561)	(5,185)
Deferred offering costs | $																						300
ATM Sales Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate cost | $																						$ 0
Commission rate percentage													3.00%
Consideration From Funds Legally Available
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional payments owed to co-founders | $																$ 40,000
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares sold (in shares)												187,920
Purchase price (in dollars per share) | $ / shares												$ 43.23
Aggregate cost | $											$ 10,000
November Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)																								5,808,538
Exercise price (in dollars per share) | $ / shares																								$ 3.86
Warrant term (years)																								5 years
Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)							672,948																	672,948
Exercise price (in dollars per share) | $ / shares							$ 7.18
Warrant term (years)									5 years																4 years 11 months 8 days
February Class A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)							231,321																	231,321
Exercise price (in dollars per share) | $ / shares							$ 7.18					$ 57.5
Warrant term (years)								5 years 3 days				5 years 6 months 3 days														4 years 11 months 19 days
Equity related to warrants | $								$ 600
October Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)							2,000,000																	2,000,000
Exercise price (in dollars per share) | $ / shares							$ 2
Warrant term (years)							5 years
Estimated fair value of warrants | $				$ 500
Equity related to warrants | $							$ 1,000
Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)							1,710,000		462,948
Exercise price (in dollars per share) | $ / shares							$ 0.00001		$ 0.00001
Prefunded Warrants | Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share) | $ / shares												$ 0.00001
Number of shares sold (in shares)												43,401
Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)							672,948		672,948
Exercise price (in dollars per share) | $ / shares							$ 7.18
Warrant term (years)									1 year																11 months 12 days
Proceeds from exercise of warrants | $						$ 1,300
Public Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants outstanding (in shares)																	172,500			172,500		172,500
Equity related to warrants | $															$ 20,200
Private Placement Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants outstanding (in shares)																	225,450			225,450		225,450
Other Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)																											5,563
Exercise price (in dollars per share) | $ / shares																						$ 10
Number of warrants outstanding (in shares)																						6,171
Private Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Change in fair value of warrant liability | $																						$ (600)	$ (5,200)
October Pre-Funded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)																						1,710,000
September Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)																						462,948
Exercise price (in dollars per share) | $ / shares	$ 0.00001
February Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)																						43,401
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split ratio										0.02
Common stock, number of shares authorized (in shares)										250,000,000							250,000,000			250,000,000		250,000,000	250,000,000
Common stock, par value (in dollars per share) | $ / shares										$ 0.00001							$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Number of warrants exercised on net basis (in shares)	10,000,000
Exercise price (in dollars per share) | $ / shares																	$ 575			$ 575		$ 575
Number of shares sold (in shares)		1,320,000	900,000				290,000		210,000
Purchase price (in dollars per share) | $ / shares	$ 0.55	$ 0.87	$ 1.09				$ 2		$ 7.43
Common Class A | ATM Sales Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate cost | $													$ 50,000
Common Class A | Contingent Sponsor Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares modified (in shares)														28,750	28,750
Common Class A | Contingent Sponsor Earnout Shares | Weighted Average Closing Price of $12.50
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average closing sale price (in dollars per share) | $ / shares														$ 625	$ 625
Common Class A | Contingent Sponsor Earnout Shares | Weighted Average Closing Price of $15.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average closing sale price (in dollars per share) | $ / shares														750	750
Common Class A | Contingent Sponsor Earnout Shares | Weighted Average Closing Price of $17.50
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average closing sale price (in dollars per share) | $ / shares														$ 875	$ 875
Common Class A | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon exercise of warrant (in shares)																						3,577,217	5,563
Common Class A | September Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised on net basis (in shares)	5,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.575
Warrant term (years)	5 years 6 months
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, number of shares authorized (in shares)										4,312,500							4,312,500			4,312,500		4,312,500	4,312,500
Common stock, par value (in dollars per share) | $ / shares										$ 0.00001							$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Number of warrants exercised on net basis (in shares)	5,000,000
Common Class B | September Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term (years)	1 year 6 months
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, number of shares authorized (in shares)										20,000,000
Preferred stock, par value (in dollars per share) | $ / shares										$ 0.00001